UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Main Street Research LLC

Address: 30 Liberty Ship Way, Suite 3330
	Sausalito, CA 94965

Form 13F File Number:  028-14411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charito A. Mittelman

Title: Chief Compliance Officer

Phone: 415-289-1010

Signature, Place, and Date of Signing:

Charito A. Mittelman	Sausalito, CA November 9, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total: $160,842


List of Other Included Managers: NONE

FORM 13F  INFORMATION TABLE


 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Cl A        COM              084670108      748        7 SH       Sole                      700
3M Company                     COM              88579Y101      226     3150 SH       Sole                     3150
Abbott Laboratories            COM              002824100      947    18509 SH       Sole                    18509
Agilent Technologies           COM              00846u101      241     7700 SH       Sole                     7700
Altria Group Inc               COM              02209S103      297    11083 SH       Sole                    11083
Ambev Food & Beverage          COM              20441w203     4132   134810 SH       Sole                   134810
American Electric Power        COM              025537101     5816   152984 SH       Sole                   152984
American Express               COM              025816109     1563    34812 SH       Sole                    34812
Apple Computer                 COM              037833100     5580    14634 SH       Sole                    14634
Astrazeneca Plc Adr F          COM              046353108     4282    96529 SH       Sole                    96529
At&t Inc                       COM              00206R102     2043    71629 SH       Sole                    71629
Auto Data Processing           COM              053015103      525    11143 SH       Sole                    11143
Bank America Corp New          COM              060505104      158    25883 SH       Sole                    25883
Bard C R Inc                   COM              067383109     1601    18283 SH       Sole                    18283
Berkshire Hathaway CL B        COM              084670702      332     4673 SH       Sole                     4673
Biogen IDEC Inc                COM              09062X103      585     6275 SH       Sole                     6275
Brazil Foods SA Adr            COM              10552T107     2114   120613 SH       Sole                   120613
Bristol-Myers Squibb Co. Com.  COM              110122108     4172   132967 SH       Sole                   132967
C V S Caremark Corp            COM              126650100      526    15674 SH       Sole                    15674
CPFL Energia SA                COM              126153105      240    10830 SH       Sole                    10830
Cardinal Health                COM              14149Y108      387     9229 SH       Sole                     9229
Celgene Corp                   COM              151020104      510     8234 SH       Sole                     8234
Charles Schwab Corp            COM              808513105      895    79424 SH       Sole                    79424
Chevron Corp                   COM              166764100     6898    74499 SH       Sole                    74499
China Telecom Corp Ltd         COM              169426103     2754    44495 SH       Sole                    44495
Chubb Corp                     COM              171232101      379     6323 SH       Sole                     6323
Cisco Systems, Inc.            COM              17275r102      173    11165 SH       Sole                    11165
Clorox Co. Calif.              COM              189054109      915    13789 SH       Sole                    13789
Coca Cola Co.                  COM              191216100      921    13633 SH       Sole                    13633
Colgate-Palmolive Co           COM              194162103     2674    30151 SH       Sole                    30151
Comcast Corp Cl A              COM              20030N101      263    12549 SH       Sole                    12549
Conoco Phillips                COM              20825c104      420     6637 SH       Sole                     6637
Costco Corp                    COM              22160K105     2811    34223 SH       Sole                    34223
Danaher Corp Del               COM              235851102     1972    47029 SH       Sole                    47029
Diageo Plc New ADR             COM              25243q205     3297    43416 SH       Sole                    43416
Dominion Resources             COM              25746u109     5100   100450 SH       Sole                   100450
Exxon Mobil Corp               COM              30231G102     4404    60632 SH       Sole                    60632
Fastenal Company               COM              311900104      925    27805 SH       Sole                    27805
Forest Laboratories            COM              345838106      279     9072 SH       Sole                     9072
Franklin Resources Inc         COM              354613101      256     2675 SH       Sole                     2675
General Electric Co.           COM              369604103      247    16215 SH       Sole                    16215
General Mills, Inc.            COM              370334104      944    24519 SH       Sole                    24519
Gilead Sciences                COM              375558103     1403    36167 SH       Sole                    36167
GlaxoSmithKline PLC            COM              37733w105      249     6027 SH       Sole                     6027
Gold Corp Inc                  COM              380956409      458    10045 SH       Sole                    10045
Heinz H J Co                   COM              423074103      695    13765 SH       Sole                    13765
IAC Interactive Corp           COM              44919p508      238     6017 SH       Sole                     6017
Illumina Inc                   COM              452327109     1165    28474 SH       Sole                    28474
Int'l Business Machines        COM              459200101     4811    27512 SH       Sole                    27512
Intuitive Surgical Inc         COM              46120e602      359      986 SH       Sole                      986
Johnson & Johnson              COM              478160104      672    10544 SH       Sole                    10544
Kellogg Co.                    COM              487836108      475     8934 SH       Sole                     8934
Kraft foods Inc                COM              50075n104     4631   137908 SH       Sole                   137908
LinkedIn                       COM              53578a108     1893    24245 SH       Sole                    24245
Massmutual Corporate Investors COM              576292106      869    51102 SH       Sole                    51102
McDonald's Corp.               COM              580135101     4064    46275 SH       Sole                    46275
Medco Health Solutions         COM              58405U102      344     7333 SH       Sole                     7333
Merck & Co Inc                 COM              58933y105      294     8991 SH       Sole                     8991
Microsoft Corp                 COM              594918104      359    14431 SH       Sole                    14431
Newmont Mining Corp.           COM              651639106      942    14963 SH       Sole                    14963
Noble Energy Inc               COM              655044105      850    11999 SH       Sole                    11999
Oracle                         COM              68389X105      637    22157 SH       Sole                    22157
Pac Mercantile Bancorp         COM              694552100       42    12650 SH       Sole                    12650
Pepsico                        COM              713448108     1926    31114 SH       Sole                    31114
Perrigo Company                COM              714290103      850     8748 SH       Sole                     8748
Pfizer, Inc.                   COM              717081103      254    14365 SH       Sole                    14365
Philip Morris International    COM              718172109      614     9845 SH       Sole                     9845
Procter & Gamble Co.           COM              742718109    20345   322020 SH       Sole                   322020
Qualcomm Inc                   COM              747525103      919    18888 SH       Sole                    18888
Ross Stores Inc                COM              778296103      421     5347 SH       Sole                     5347
S A P Aktiengesell ADR         COM              803054204      758    14971 SH       Sole                    14971
Salesforce.com                 COM              79466l302     1520    13304 SH       Sole                    13304
Sanofi Aventis Adr             COM              80105n105      259     7906 SH       Sole                     7906
Sasol Limited Spon Adr         COM              803866300     1515    37313 SH       Sole                    37313
Sempra Energy                  COM              816851109      234     4550 SH       Sole                     4550
Sirius XM Radio                COM              82967N108       81    53630 SH       Sole                    53630
Smith & Nephew Adr             COM              83175M205     1395    31226 SH       Sole                    31226
Smucker JM Company             COM              832696405      294     4028 SH       Sole                     4028
Sysco Corp.                    COM              871829107      203     7820 SH       Sole                     7820
Target Corp                    COM              87612E106     3057    62335 SH       Sole                    62335
Teradata Corp                  COM              88076W103      259     4836 SH       Sole                     4836
The Southern Company           COM              842587107      315     7432 SH       Sole                     7432
Unilever PLC Amer Shs F        COM              904767704     1015    32550 SH       Sole                    32550
Union Pacific Corp             COM              907818108      254     3107 SH       Sole                     3107
United Technologies            COM              913017109     1015    14426 SH       Sole                    14426
Verizon Communications         COM              92343v104      695    18890 SH       Sole                    18890
Vodafone Group                 COM              92857w209      206     8030 SH       Sole                     8030
Walgreen Co.                   COM              931422109      234     7104 SH       Sole                     7104
Watson Pharmaceuticals         COM              942683103     8895   130324 SH       Sole                   130324
Whole Foods Market Inc         COM              966837106     3693    56541 SH       Sole                    56541
Yum Brands Inc                 COM              988498101     3809    77127 SH       Sole                    77127
Zimmer Holdings Inc            COM              98956P102      215     4011 SH       Sole                     4011
Kinder Morgan Energy LP        MLP              494550106     1652    24160 SH       Sole                    24160
Magellan Midstream Partners    MLP              559080106     3378    55925 SH       Sole                    55925
PowerShares QQQ Trust          ETF              73935a104      257     4896 SH       Sole                     4896
ProShares UltraShort 20+ Year  ETF              74347R297      975    50138 SH       Sole                    50138
Vanguard Total Stock Market VI ETF              922908769      332     5749 SH       Sole                     5749

Total                                                     $160,842

